Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Central Fund
June 30, 2023
TP1-NPRT3-0823
1.816017.119
Nonconvertible Bonds - 30.5%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.55% 12/1/33	53,719,000	42,194,988
3.8% 12/1/57	106,127,000	76,835,684
4.3% 2/15/30	13,106,000	12,440,535
4.75% 5/15/46	10,000,000	8,826,864
Verizon Communications, Inc.:
2.987% 10/30/56	65,611,000	41,673,548
3% 3/22/27	5,629,000	5,252,481
3.15% 3/22/30	9,123,000	8,106,594
4.862% 8/21/46	27,196,000	24,933,348
5.012% 4/15/49	3,772,000	3,541,836
		223,805,878
Entertainment - 0.1%
NBCUniversal, Inc. 5.95% 4/1/41	6,541,000	7,001,883
The Walt Disney Co.:
3.6% 1/13/51	25,350,000	20,171,685
3.8% 5/13/60	25,000,000	19,958,729
		47,132,297
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	11,421,000	10,024,846
4.908% 7/23/25	18,965,000	18,597,968
5.25% 4/1/53	28,921,000	23,358,990
5.375% 5/1/47	71,848,000	59,386,332
5.5% 4/1/63	11,421,000	9,195,441
5.75% 4/1/48	11,687,000	10,003,618
6.484% 10/23/45	9,303,000	8,745,918
Comcast Corp.:
3.3% 4/1/27	6,795,000	6,426,005
3.4% 4/1/30	6,970,000	6,404,061
3.75% 4/1/40	2,448,000	2,062,531
3.9% 3/1/38	5,001,000	4,345,094
4.65% 7/15/42	11,795,000	10,876,991
Discovery Communications LLC:
3.625% 5/15/30	14,753,000	12,941,000
4.65% 5/15/50	39,956,000	30,436,630
Fox Corp.:
4.03% 1/25/24	6,266,000	6,203,223
4.709% 1/25/29	9,069,000	8,812,877
5.476% 1/25/39	8,943,000	8,353,794
5.576% 1/25/49	5,934,000	5,555,839
Magallanes, Inc.:
3.428% 3/15/24	18,446,000	18,110,588
3.638% 3/15/25	10,102,000	9,743,621
3.755% 3/15/27	19,757,000	18,428,663
4.054% 3/15/29	6,847,000	6,258,980
4.279% 3/15/32	28,666,000	25,423,172
5.05% 3/15/42	14,442,000	12,172,690
5.141% 3/15/52	98,717,000	80,380,117
Time Warner Cable LLC:
4.5% 9/15/42	19,701,000	14,736,194
5.5% 9/1/41	8,397,000	6,985,760
5.875% 11/15/40	7,566,000	6,674,345
6.55% 5/1/37	73,937,000	70,881,491
6.75% 6/15/39	10,675,000	10,259,499
7.3% 7/1/38	16,247,000	16,556,825
		538,343,103
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	21,204,000	19,713,254
3.8% 3/15/32 (b)	21,179,000	18,513,025
T-Mobile U.S.A., Inc.:
2.25% 11/15/31	40,000,000	32,001,555
3.75% 4/15/27	25,540,000	24,176,308
3.875% 4/15/30	36,970,000	34,059,300
4.375% 4/15/40	5,513,000	4,868,491
4.5% 4/15/50	10,830,000	9,292,638
		142,624,571
TOTAL COMMUNICATION SERVICES		951,905,849
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
2.35% 2/26/27	17,500,000	15,599,307
4% 1/15/25	14,536,000	14,087,308
5.85% 4/6/30	13,062,000	12,947,881
		42,634,496
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,408,084
3.5% 7/1/27	7,113,000	6,771,465
3.6% 7/1/30	8,445,000	7,856,721
4.2% 4/1/50	4,263,000	3,687,311
		20,723,581
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	32,287,738
Toll Brothers Finance Corp. 4.875% 3/15/27	16,319,000	15,801,152
		48,088,890
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	19,745,000	18,971,374
Specialty Retail - 0.4%
AutoNation, Inc.:
3.85% 3/1/32	21,966,000	18,635,587
4.75% 6/1/30	3,310,000	3,094,869
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	4,591,678
4% 4/15/30	22,128,000	20,547,027
Lowe's Companies, Inc.:
3.35% 4/1/27	3,072,000	2,901,193
3.75% 4/1/32	9,454,000	8,556,575
4.25% 4/1/52	59,996,000	48,949,524
4.45% 4/1/62	39,650,000	31,835,238
4.5% 4/15/30	16,112,000	15,663,003
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	4,690,616
The Home Depot, Inc. 2.5% 4/15/27	3,139,000	2,911,656
		162,376,966
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. 2.75% 3/27/27	6,632,000	6,228,355
TOTAL CONSUMER DISCRETIONARY		299,023,662
CONSUMER STAPLES - 1.7%
Beverages - 1.2%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	17,500,000	16,726,339
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	46,768,000	45,487,242
4.9% 2/1/46	50,530,000	48,296,110
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	9,298,861
4.35% 6/1/40	10,000,000	9,195,395
4.5% 6/1/50	30,000,000	27,664,356
4.6% 6/1/60	10,000,000	9,012,712
4.75% 4/15/58	26,711,000	24,763,055
5.45% 1/23/39	23,200,000	24,006,173
5.55% 1/23/49	54,331,000	57,264,521
5.8% 1/23/59 (Reg. S)	55,947,000	60,964,749
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	45,158,908
5% 5/1/42	3,080,000	2,852,147
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	2,666,458
2.75% 3/19/30	18,600,000	16,728,353
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	23,649,436
3.45% 3/25/30	14,988,000	14,141,252
		437,876,067
Consumer Staples Distribution & Retail - 0.1%
Sysco Corp.:
3.25% 7/15/27	11,011,000	10,281,206
6.6% 4/1/50	14,655,000	16,704,568
		26,985,774
Food Products - 0.4%
Archer Daniels Midland Co. 3.25% 3/27/30	6,931,000	6,349,958
General Mills, Inc. 2.875% 4/15/30	3,013,000	2,675,694
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	38,495,000	33,725,470
3% 5/15/32 (b)	43,240,000	33,184,551
3.625% 1/15/32 (b)	18,075,000	14,666,778
5.125% 2/1/28 (b)	15,645,000	15,023,391
5.5% 1/15/30 (b)	5,250,000	5,036,325
5.75% 4/1/33 (b)	32,215,000	30,280,584
		140,942,751
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	1,609,387
TOTAL CONSUMER STAPLES		607,413,979
ENERGY - 3.0%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	207,000	199,925
4.85% 11/15/35	7,402,000	6,970,074
		7,169,999
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd. 3.8% 4/15/24	619,000	608,886
Cenovus Energy, Inc. 5.25% 6/15/37	36,908,000	33,970,313
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	6,467,685
DCP Midstream Operating LP:
5.125% 5/15/29	15,661,000	15,320,271
5.6% 4/1/44	13,506,000	12,801,573
6.45% 11/3/36 (b)	10,621,000	10,906,142
Enbridge, Inc.:
4% 10/1/23	13,445,000	13,391,426
4.25% 12/1/26	8,321,000	8,025,012
Energy Transfer LP:
3.75% 5/15/30	27,891,000	25,166,279
3.9% 5/15/24 (c)	6,444,000	6,334,923
4.2% 9/15/23	5,509,000	5,488,491
4.5% 4/15/24	6,244,000	6,172,228
4.95% 6/15/28	18,799,000	18,234,481
5% 5/15/50	29,826,000	25,189,936
5.25% 4/15/29	10,158,000	9,916,669
5.4% 10/1/47	6,651,000	5,862,008
5.8% 6/15/38	10,481,000	10,041,798
6% 6/15/48	26,826,000	25,439,206
6.25% 4/15/49	7,637,000	7,458,895
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	8,291,596
3.75% 2/15/25	285,000	277,167
Hess Corp.:
4.3% 4/1/27	23,059,000	22,115,782
5.6% 2/15/41	5,656,000	5,411,516
7.125% 3/15/33	4,791,000	5,226,005
7.3% 8/15/31	6,610,000	7,248,253
7.875% 10/1/29	20,178,000	22,238,644
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,645,000	1,670,144
MPLX LP:
2.65% 8/15/30	9,000,000	7,529,868
4.8% 2/15/29	5,370,000	5,178,648
4.875% 12/1/24	12,572,000	12,390,438
4.95% 9/1/32	30,925,000	29,539,916
5.5% 2/15/49	16,108,000	14,596,997
Occidental Petroleum Corp.:
5.55% 3/15/26	26,200,000	25,865,950
6.2% 3/15/40	7,169,000	7,065,695
6.45% 9/15/36	15,883,000	16,300,717
6.6% 3/15/46	28,439,000	29,279,372
7.5% 5/1/31	29,749,000	32,481,148
Ovintiv, Inc.:
5.15% 11/15/41	5,000,000	4,120,151
8.125% 9/15/30	13,383,000	14,687,342
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	21,956,890
5.35% 2/12/28	3,500,000	2,875,950
5.95% 1/28/31	16,274,000	11,857,725
6.35% 2/12/48	14,404,000	8,680,715
6.49% 1/23/27	37,360,000	33,138,320
6.5% 3/13/27	21,300,000	18,903,750
6.75% 9/21/47	102,130,000	63,820,016
6.84% 1/23/30	68,521,000	54,285,762
6.95% 1/28/60	18,760,000	11,603,060
7.69% 1/23/50	117,141,000	78,950,691
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	5,255,404
3.6% 11/1/24	6,641,000	6,425,331
3.8% 9/15/30	15,976,000	14,175,297
Sabine Pass Liquefaction LLC 4.5% 5/15/30	33,855,000	32,181,284
Shell International Finance BV 4.375% 5/11/45	6,392,000	5,761,424
Southeast Supply Header LLC 4.25% 6/15/24 (b)	10,683,000	10,071,078
The Williams Companies, Inc.:
2.6% 3/15/31	5,542,000	4,593,011
3.5% 11/15/30	45,537,000	40,707,905
3.9% 1/15/25	4,336,000	4,208,257
4.3% 3/4/24	20,381,000	20,150,562
4.5% 11/15/23	6,265,000	6,238,199
4.55% 6/24/24	70,596,000	69,640,129
4.65% 8/15/32	32,200,000	30,493,787
5.3% 8/15/52	7,294,000	6,725,068
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	3,763,494
4.5% 3/1/28	3,100,000	2,924,878
4.65% 7/1/26	9,376,000	9,019,720
4.75% 8/15/28	5,504,000	5,223,883
		1,101,943,161
TOTAL ENERGY		1,109,113,160
FINANCIALS - 14.1%
Banks - 6.0%
Bank of America Corp.:
2.299% 7/21/32 (c)	80,000,000	63,981,342
2.972% 2/4/33 (c)	17,500,000	14,588,458
3.419% 12/20/28 (c)	23,187,000	21,263,024
3.5% 4/19/26	34,343,000	32,943,580
3.705% 4/24/28 (c)	58,915,000	55,218,509
3.864% 7/23/24 (c)	46,066,000	46,009,547
3.95% 4/21/25	19,377,000	18,764,570
4.183% 11/25/27	22,749,000	21,610,959
4.2% 8/26/24	24,032,000	23,581,344
4.25% 10/22/26	20,189,000	19,486,320
4.271% 7/23/29 (c)	2,000,000	1,897,586
4.376% 4/27/28 (c)	40,000,000	38,399,377
4.45% 3/3/26	3,182,000	3,092,671
5.015% 7/22/33 (c)	50,000,000	48,912,186
Barclays PLC:
2.852% 5/7/26 (c)	34,514,000	32,325,264
2.894% 11/24/32 (c)	13,572,000	10,680,760
4.375% 1/12/26	28,767,000	27,633,084
5.088% 6/20/30 (c)	35,020,000	31,845,378
5.2% 5/12/26	11,811,000	11,394,638
5.829% 5/9/27 (c)	33,090,000	32,640,094
6.224% 5/9/34 (c)	31,185,000	31,061,360
BNP Paribas SA 2.219% 6/9/26 (b)(c)	32,804,000	30,337,551
Citigroup, Inc.:
3.352% 4/24/25 (c)	23,697,000	23,165,431
3.785% 3/17/33 (c)	17,500,000	15,461,374
3.875% 3/26/25	35,450,000	34,234,256
4.3% 11/20/26	52,072,000	49,836,364
4.4% 6/10/25	11,010,000	10,694,272
4.412% 3/31/31 (c)	45,100,000	42,405,798
4.45% 9/29/27	69,500,000	66,360,568
4.91% 5/24/33 (c)	47,460,000	45,924,914
5.5% 9/13/25	42,579,000	42,332,591
6.174% 5/25/34 (c)	21,587,000	21,775,074
Citizens Financial Group, Inc. 2.638% 9/30/32	35,537,000	25,117,955
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	12,091,000	10,162,267
3.784% 3/14/32 (b)	10,165,000	8,515,150
Discover Bank 4.2% 8/8/23	259,000	258,493
HSBC Holdings PLC:
2.099% 6/4/26 (c)	25,000,000	23,133,859
3.973% 5/22/30 (c)	9,000,000	8,081,853
4.25% 3/14/24	10,444,000	10,310,640
4.95% 3/31/30	6,013,000	5,919,583
5.25% 3/14/44	2,847,000	2,569,935
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	21,002,000	20,342,435
5.71% 1/15/26 (b)	48,607,000	46,263,346
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	59,805,363
2.956% 5/13/31 (c)	18,323,000	15,711,063
2.963% 1/25/33 (c)	17,500,000	14,742,229
3.797% 7/23/24 (c)	12,224,000	12,209,387
3.875% 9/10/24	90,088,000	87,952,245
4.125% 12/15/26	146,208,000	140,757,506
4.203% 7/23/29 (c)	3,000,000	2,851,394
4.452% 12/5/29 (c)	46,000,000	44,081,198
4.586% 4/26/33 (c)	70,000,000	66,730,470
5.717% 9/14/33 (c)	75,200,000	76,289,890
NatWest Group PLC:
3.073% 5/22/28 (c)	20,149,000	18,121,363
5.125% 5/28/24	125,085,000	122,891,728
Rabobank Nederland 4.375% 8/4/25	36,518,000	35,244,937
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	25,589,000	22,100,718
6.499% 3/9/29 (c)	35,670,000	35,282,390
Societe Generale:
1.038% 6/18/25 (b)(c)	55,000,000	51,764,712
1.488% 12/14/26 (b)(c)	40,199,000	35,373,646
3.337% 1/21/33 (b)(c)	17,500,000	14,009,114
Synchrony Bank:
5.4% 8/22/25	29,530,000	28,259,812
5.625% 8/23/27	26,739,000	25,088,397
Wells Fargo & Co.:
2.406% 10/30/25 (c)	19,840,000	18,891,785
3.526% 3/24/28 (c)	42,125,000	39,317,345
4.478% 4/4/31 (c)	60,800,000	57,808,506
5.389% 4/24/34 (c)	30,000,000	29,808,419
Westpac Banking Corp. 4.11% 7/24/34 (c)	17,722,000	15,410,918
		2,201,038,295
Capital Markets - 2.9%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	27,065,000	25,585,090
4.25% 2/15/24	10,069,000	9,936,177
Ares Capital Corp.:
3.875% 1/15/26	54,729,000	50,740,057
4.2% 6/10/24	42,554,000	41,535,169
Deutsche Bank AG 4.5% 4/1/25	67,655,000	64,242,382
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	4,469,000	3,519,279
6.72% 1/18/29 (c)	22,570,000	22,602,173
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	39,755,000	31,843,713
3.102% 2/24/33 (c)	47,500,000	40,125,779
3.691% 6/5/28 (c)	21,000,000	19,730,404
3.75% 2/25/26	15,000,000	14,397,333
3.8% 3/15/30	67,720,000	62,624,613
4.25% 10/21/25	22,692,000	21,867,599
4.411% 4/23/39 (c)	3,000,000	2,617,844
5.15% 5/22/45	9,000,000	8,402,902
6.75% 10/1/37	30,816,000	33,143,955
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	4,394,686
Moody's Corp.:
3.25% 1/15/28	10,681,000	9,946,221
3.25% 5/20/50	9,704,000	6,947,898
3.75% 3/24/25	21,924,000	21,309,395
4.875% 2/15/24	6,018,000	5,985,390
Morgan Stanley:
2.943% 1/21/33 (c)	17,500,000	14,546,482
3.125% 7/27/26	24,646,000	23,079,595
3.622% 4/1/31 (c)	41,803,000	37,668,296
3.7% 10/23/24	15,967,000	15,586,756
4.21% 4/20/28 (c)	40,000,000	38,425,827
4.431% 1/23/30 (c)	54,318,000	51,680,075
5% 11/24/25	102,478,000	100,742,831
6.342% 10/18/33 (c)	58,000,000	61,700,586
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	25,500,000	24,547,318
State Street Corp. 2.901% 3/30/26 (c)	2,660,000	2,536,680
UBS Group AG:
1.494% 8/10/27 (b)(c)	24,731,000	21,239,753
2.593% 9/11/25 (b)(c)	48,618,000	46,341,265
3.091% 5/14/32 (b)(c)	13,398,000	10,837,989
3.75% 3/26/25	24,390,000	23,338,779
3.869% 1/12/29 (b)(c)	9,005,000	8,140,498
4.125% 9/24/25 (b)	17,678,000	16,891,695
4.194% 4/1/31 (b)(c)	40,079,000	35,672,690
4.55% 4/17/26	5,038,000	4,842,354
6.537% 8/12/33 (b)(c)	30,000,000	30,732,372
		1,070,049,900
Consumer Finance - 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	47,436,000	44,576,054
2.45% 10/29/26	17,295,000	15,447,042
2.875% 8/14/24	28,486,000	27,374,817
3% 10/29/28	18,114,000	15,662,319
3.3% 1/30/32	19,378,000	15,853,117
4.45% 4/3/26	15,328,000	14,634,759
4.875% 1/16/24	28,044,000	27,846,936
6.5% 7/15/25	15,770,000	15,847,982
Ally Financial, Inc.:
1.45% 10/2/23	9,655,000	9,525,343
4.75% 6/9/27	60,000,000	55,699,625
5.125% 9/30/24	9,461,000	9,281,885
5.75% 11/20/25	16,947,000	16,321,001
5.8% 5/1/25	68,233,000	67,072,103
6.7% 2/14/33	50,000,000	44,239,404
7.1% 11/15/27	37,620,000	37,942,927
8% 11/1/31	11,577,000	12,018,325
Capital One Financial Corp.:
2.636% 3/3/26 (c)	21,697,000	20,260,089
3.273% 3/1/30 (c)	32,130,000	27,280,902
3.65% 5/11/27	57,194,000	53,122,655
3.8% 1/31/28	29,870,000	27,448,358
4.985% 7/24/26 (c)	31,384,000	30,418,962
5.247% 7/26/30 (c)	40,470,000	38,151,428
5.468% 2/1/29 (c)	26,778,000	25,652,318
5.817% 2/1/34 (c)	46,541,000	44,403,597
Discover Financial Services:
3.95% 11/6/24	41,289,000	39,788,150
4.1% 2/9/27	5,722,000	5,308,535
4.5% 1/30/26	23,106,000	22,126,155
6.7% 11/29/32	7,907,000	8,146,052
Ford Motor Credit Co. LLC:
4.063% 11/1/24	79,422,000	76,854,970
5.584% 3/18/24	30,750,000	30,531,733
Synchrony Financial:
3.95% 12/1/27	37,530,000	32,696,083
4.25% 8/15/24	29,533,000	28,473,692
4.375% 3/19/24	24,886,000	24,399,788
5.15% 3/19/29	40,161,000	36,437,412
Toyota Motor Credit Corp.:
3% 4/1/25	29,531,000	28,406,595
3.375% 4/1/30	9,583,000	8,813,929
		1,038,065,042
Financial Services - 1.1%
Blackstone Private Credit Fund:
4.7% 3/24/25	73,143,000	70,446,222
7.05% 9/29/25	39,080,000	38,978,662
Brixmor Operating Partnership LP:
3.85% 2/1/25	450,000	430,374
4.05% 7/1/30	22,047,000	19,872,422
4.125% 6/15/26	26,610,000	24,854,521
4.125% 5/15/29	24,028,000	21,432,861
Corebridge Financial, Inc.:
3.5% 4/4/25	9,337,000	8,895,173
3.65% 4/5/27	33,012,000	30,819,167
3.85% 4/5/29	13,061,000	11,745,974
3.9% 4/5/32	15,550,000	13,511,350
4.35% 4/5/42	3,537,000	2,854,037
4.4% 4/5/52	10,459,000	8,222,609
Jackson Financial, Inc.:
5.17% 6/8/27	14,655,000	13,956,155
5.67% 6/8/32	31,874,000	30,239,240
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	2,892,364
3.35% 3/26/30	4,213,000	3,925,916
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	29,300,000	28,966,267
Pine Street Trust I 4.572% 2/15/29 (b)	27,943,000	25,598,884
Pine Street Trust II 5.568% 2/15/49 (b)	29,500,000	26,514,273
		384,156,471
Insurance - 1.2%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	9,116,262
AIA Group Ltd.:
3.2% 9/16/40 (b)	15,222,000	11,672,607
3.375% 4/7/30 (b)	30,867,000	28,217,258
American International Group, Inc. 2.5% 6/30/25	33,734,000	31,770,958
Aon PLC 4% 11/27/23	13,880,000	13,784,703
Five Corners Funding Trust II 2.85% 5/15/30 (b)	48,444,000	41,150,705
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (b)	4,626,000	3,383,171
4.569% 2/1/29 (b)	27,600,000	26,028,651
Lincoln National Corp. 3.4% 1/15/31	34,132,000	28,801,057
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	19,124,194
4.75% 3/15/39	9,035,000	8,514,325
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	20,812,000	14,150,363
New York Life Insurance Co. 3.75% 5/15/50 (b)	7,429,000	5,674,338
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	2,000	2,072
Pacific LifeCorp 5.125% 1/30/43 (b)	15,610,000	14,448,100
Progressive Corp. 3.2% 3/26/30	3,815,000	3,418,623
Prudential Financial, Inc. 6% 9/1/52 (c)	55,017,000	52,261,942
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	11,400,000	10,887,000
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)	16,941,000	11,715,970
4.9% 9/15/44 (b)	29,277,000	26,508,848
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	8,401,000	8,157,371
Unum Group:
3.875% 11/5/25	16,863,000	15,944,686
4% 6/15/29	21,076,000	19,387,030
5.75% 8/15/42	29,395,000	27,046,708
		431,166,942
TOTAL FINANCIALS		5,124,476,650
HEALTH CARE - 2.1%
Biotechnology - 0.5%
AbbVie, Inc. 3.2% 11/21/29	17,500,000	15,824,834
Amgen, Inc.:
1.65% 8/15/28	65,000,000	55,600,420
5.15% 3/2/28	20,069,000	20,050,929
5.25% 3/2/30	18,321,000	18,357,555
5.25% 3/2/33	20,683,000	20,709,381
5.6% 3/2/43	19,649,000	19,708,459
5.65% 3/2/53	9,768,000	9,892,104
5.75% 3/2/63	17,801,000	18,058,002
		178,201,684
Health Care Providers & Services - 1.2%
Centene Corp.:
2.45% 7/15/28	32,380,000	27,673,699
2.625% 8/1/31	15,205,000	12,116,560
3.375% 2/15/30	17,480,000	15,023,011
4.25% 12/15/27	19,645,000	18,367,191
4.625% 12/15/29	30,530,000	28,100,937
Cigna Group:
3.05% 10/15/27	67,800,000	62,516,449
4.375% 10/15/28	29,050,000	28,089,950
4.8% 8/15/38	18,087,000	17,074,361
4.8% 7/15/46	9,700,000	8,898,782
4.9% 12/15/48	18,071,000	16,818,102
5.4% 3/15/33	30,000,000	30,529,025
CVS Health Corp.:
3% 8/15/26	2,965,000	2,779,467
3.625% 4/1/27	7,479,000	7,099,689
3.875% 7/20/25	20,803,000	20,218,272
5% 1/30/29	15,279,000	15,131,742
5.25% 1/30/31	6,265,000	6,245,338
HCA Holdings, Inc.:
3.5% 9/1/30	18,350,000	16,084,684
3.625% 3/15/32 (b)	4,185,000	3,632,615
5.625% 9/1/28	19,094,000	19,106,000
5.875% 2/1/29	21,003,000	21,139,322
Humana, Inc. 3.7% 3/23/29	12,046,000	11,032,631
Sabra Health Care LP:
3.2% 12/1/31	39,949,000	29,800,501
3.9% 10/15/29	10,094,000	8,223,352
Toledo Hospital 5.325% 11/15/28	9,969,000	8,074,890
		433,776,570
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	63,993,000	61,746,723
Elanco Animal Health, Inc.:
6.022% 8/28/23	15,106,000	15,028,024
6.65% 8/28/28 (c)	6,362,000	6,172,858
Mylan NV 4.55% 4/15/28	6,911,000	6,511,004
Utah Acquisition Sub, Inc. 3.95% 6/15/26	12,375,000	11,753,608
Viatris, Inc.:
1.65% 6/22/25	4,370,000	4,020,525
2.7% 6/22/30	39,716,000	32,139,405
3.85% 6/22/40	9,677,000	6,687,253
4% 6/22/50	16,712,000	11,052,300
		155,111,700
TOTAL HEALTH CARE		767,089,954
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (b)	9,575,000	8,658,410
The Boeing Co.:
5.805% 5/1/50	29,870,000	29,761,000
5.93% 5/1/60	12,640,000	12,518,495
		50,937,905
Ground Transportation - 0.0%
CSX Corp. 3.8% 4/15/50	5,875,000	4,685,357
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	1,885,000	1,794,637
3.05% 4/15/30	1,519,000	1,368,635
3.7% 4/15/50	1,875,000	1,483,773
		4,647,045
Machinery - 0.3%
Daimler Trucks Finance North America LLC:
1.125% 12/14/23 (b)	30,000,000	29,377,655
1.625% 12/13/24 (b)	28,773,000	27,085,287
2% 12/14/26 (b)	30,000,000	26,779,572
Deere & Co.:
2.75% 4/15/25	3,746,000	3,595,960
3.1% 4/15/30	9,897,000	9,047,649
		95,886,123
Professional Services - 0.1%
Leidos, Inc. 3.625% 5/15/25	12,349,000	11,844,074
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	2,928,814
		14,772,888
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3% 9/15/23	4,193,000	4,167,632
3.375% 7/1/25	28,656,000	27,159,374
3.875% 7/3/23	1,190,000	1,190,000
4.25% 2/1/24	28,366,000	28,066,079
4.25% 9/15/24	16,843,000	16,438,992
		77,022,077
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	10,113,000	9,810,122
4.375% 5/1/26 (b)	21,306,000	19,907,744
5.25% 5/15/24 (b)	21,769,000	21,387,460
6.375% 5/4/28 (b)	33,577,000	33,216,442
		84,321,768
TOTAL INDUSTRIALS		332,273,163
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC/EMC Corp.:
5.25% 2/1/28	28,212,000	28,153,496
5.3% 10/1/29	11,000,000	10,919,800
5.85% 7/15/25	5,417,000	5,436,781
6.02% 6/15/26	7,709,000	7,835,499
6.1% 7/15/27	9,944,000	10,244,401
6.2% 7/15/30	8,607,000	8,942,618
		71,532,595
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	7,184,000	6,212,740
2.45% 2/15/31 (b)	61,131,000	49,717,933
2.6% 2/15/33 (b)	61,131,000	47,773,472
3.5% 2/15/41 (b)	49,365,000	36,926,333
3.75% 2/15/51 (b)	23,167,000	17,036,647
		157,667,125
Software - 0.3%
Oracle Corp.:
2.5% 4/1/25	24,552,000	23,303,225
2.8% 4/1/27	24,552,000	22,566,453
2.95% 4/1/30	24,600,000	21,472,495
3.6% 4/1/40	24,550,000	18,992,050
3.6% 4/1/50	24,550,000	17,542,423
3.85% 4/1/60	24,600,000	17,337,905
		121,214,551
TOTAL INFORMATION TECHNOLOGY		350,414,271
MATERIALS - 0.0%
Chemicals - 0.0%
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	13,114,565
REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	19,486,000	14,712,104
4.9% 12/15/30	17,745,000	17,174,614
American Homes 4 Rent LP:
2.375% 7/15/31	3,169,000	2,516,266
3.625% 4/15/32	14,296,000	12,354,503
4.3% 4/15/52	9,909,000	7,716,461
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	13,495,464
4.5% 12/1/28	18,628,000	17,101,090
6.75% 12/1/27	24,397,000	24,672,883
Corporate Office Properties LP:
2% 1/15/29	2,896,000	2,207,048
2.25% 3/15/26	7,272,000	6,440,468
2.75% 4/15/31	7,105,000	5,398,730
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	5,196,029
3.5% 8/1/26	6,318,000	5,812,691
Healthpeak OP, LLC:
3.25% 7/15/26	2,733,000	2,545,234
3.4% 2/1/25	912,000	876,159
3.5% 7/15/29	3,125,000	2,802,213
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	26,255,198
Invitation Homes Operating Partnership LP 4.15% 4/15/32	21,143,000	18,934,222
Kite Realty Group Trust:
4% 3/15/25	27,373,000	26,001,110
4.75% 9/15/30	42,235,000	37,962,337
LXP Industrial Trust (REIT):
2.7% 9/15/30	7,890,000	6,301,005
4.4% 6/15/24	8,117,000	7,923,426
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	26,948,000	20,012,682
3.375% 2/1/31	14,471,000	11,478,215
3.625% 10/1/29	26,970,000	22,102,543
4.375% 8/1/23	7,048,000	7,032,791
4.5% 1/15/25	12,446,000	11,926,658
4.5% 4/1/27	86,567,000	80,393,172
4.75% 1/15/28	28,933,000	26,410,885
4.95% 4/1/24	6,427,000	6,336,553
5.25% 1/15/26	28,200,000	27,151,486
Piedmont Operating Partnership LP 2.75% 4/1/32	6,300,000	4,241,873
Prologis LP 3.25% 6/30/26	2,124,000	2,011,065
Realty Income Corp.:
2.2% 6/15/28	3,445,000	2,982,805
2.85% 12/15/32	4,238,000	3,446,666
3.25% 1/15/31	4,502,000	3,934,927
3.4% 1/15/28	7,083,000	6,530,333
Regency Centers LP 3.7% 6/15/30	25,000,000	22,337,439
Retail Opportunity Investments Partnership LP:
4% 12/15/24	4,615,000	4,420,832
5% 12/15/23	3,475,000	3,424,014
Simon Property Group LP 2.65% 2/1/32	30,000,000	24,289,618
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	10,342,079
4.25% 2/1/26	15,247,000	14,280,600
Store Capital Corp.:
2.75% 11/18/30	8,515,000	6,152,212
4.625% 3/15/29	8,847,000	7,447,564
Sun Communities Operating LP:
2.3% 11/1/28	7,110,000	5,976,330
2.7% 7/15/31	18,176,000	14,361,995
Ventas Realty LP:
2.5% 9/1/31	53,031,000	42,034,968
3% 1/15/30	35,454,000	30,324,877
3.5% 2/1/25	7,488,000	7,170,734
3.75% 5/1/24	7,900,000	7,748,147
4% 3/1/28	10,351,000	9,575,122
4.125% 1/15/26	7,649,000	7,315,957
4.375% 2/1/45	3,802,000	3,049,013
4.75% 11/15/30	41,973,000	39,728,370
VICI Properties LP:
4.375% 5/15/25	3,704,000	3,579,747
4.75% 2/15/28	29,291,000	27,733,712
4.95% 2/15/30	38,231,000	35,863,736
5.125% 5/15/32	10,549,000	9,870,111
Vornado Realty LP 2.15% 6/1/26	7,918,000	6,707,592
Welltower OP LLC 4% 6/1/25	4,568,000	4,413,418
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	5,531,411
4% 2/1/25	26,847,000	25,995,350
4.6% 4/1/24	14,578,000	14,377,284
		894,444,141
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	20,195,000	16,015,916
4.1% 10/1/24	23,803,000	22,840,026
4.55% 10/1/29	27,295,000	19,739,062
7.55% 3/15/28	33,242,000	29,908,811
CBRE Group, Inc.:
2.5% 4/1/31	23,518,000	18,915,962
4.875% 3/1/26	19,900,000	19,328,671
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,188,415
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,425,570
Tanger Properties LP:
2.75% 9/1/31	18,732,000	13,593,574
3.125% 9/1/26	16,602,000	14,720,208
3.875% 7/15/27	28,881,000	25,827,538
		189,503,753
TOTAL REAL ESTATE		1,083,947,894
UTILITIES - 1.3%
Electric Utilities - 0.4%
Alabama Power Co. 3.05% 3/15/32	29,471,000	25,604,767
Cleco Corporate Holdings LLC:
3.375% 9/15/29	15,724,000	13,336,559
3.743% 5/1/26	60,730,000	56,840,624
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,113,185
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	10,574,000	8,450,037
2.775% 1/7/32 (b)	19,219,000	14,986,541
Exelon Corp.:
2.75% 3/15/27	6,523,000	5,968,863
3.35% 3/15/32	7,920,000	6,881,656
4.05% 4/15/30	7,291,000	6,813,269
4.1% 3/15/52	5,867,000	4,729,535
4.7% 4/15/50	3,246,000	2,868,648
IPALCO Enterprises, Inc. 3.7% 9/1/24	9,552,000	9,235,022
		156,828,706
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	6,264,019	6,538,320
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 3.55% 6/15/26	6,732,000	6,365,507
The AES Corp.:
1.375% 1/15/26	30,500,000	27,242,276
2.45% 1/15/31	28,885,000	23,347,332
3.3% 7/15/25 (b)	37,234,000	35,161,488
3.95% 7/15/30 (b)	42,717,000	38,296,552
		130,413,155
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	4,149,000	3,816,666
4.05% 4/15/25	53,700,000	52,413,234
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	3,290,000	2,988,803
NiSource, Inc.:
2.95% 9/1/29	40,740,000	35,673,185
3.6% 5/1/30	22,835,000	20,564,733
Puget Energy, Inc.:
4.1% 6/15/30	25,767,000	23,460,704
4.224% 3/15/32	27,319,000	24,547,931
Sempra Energy 6% 10/15/39	5,386,000	5,510,920
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 7.4332% 5/15/67 (c)(d)	12,629,000	10,621,734
		179,597,910
TOTAL UTILITIES		473,378,091
TOTAL NONCONVERTIBLE BONDS (Cost $12,310,545,930)		11,112,151,238

U.S. Treasury Obligations - 38.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	896,321,000	629,700,513
1.875% 11/15/51	120,053,000	79,244,359
2% 8/15/51	1,412,404,000	962,807,121
2.375% 2/15/42	95,700,000	74,468,390
2.875% 5/15/52	556,400,000	461,094,767
3% 2/15/49	794,760,000	672,099,968
3.375% 8/15/42	485,600,000	440,776,843
3.625% 2/15/53	242,364,000	232,593,701
3.625% 5/15/53	9,570,000	9,197,667
U.S. Treasury Notes:
1.25% 12/31/26	600,000,000	540,000,000
1.25% 4/30/28	2,172,413,000	1,897,806,423
1.5% 11/30/28	800,000,000	699,750,000
1.875% 2/28/27	570,000,000	522,485,153
2.375% 3/31/29	504,000,000	460,136,250
2.625% 7/31/29	273,317,000	252,487,255
2.75% 8/15/32	913,762,000	837,698,450
2.875% 5/15/32	912,142,000	845,726,661
3.375% 5/15/33	370,000,000	356,818,750
3.5% 4/30/30	528,900,000	513,528,844
3.5% 2/15/33	470,900,000	458,686,031
3.75% 5/31/30	514,100,000	506,950,797
3.875% 1/15/26	20,270,000	19,891,521
3.875% 12/31/27	700,000,000	690,040,470
3.875% 11/30/29	255,000,000	252,689,063
4.125% 11/15/32	1,540,767,000	1,574,471,278
4.375% 10/31/24 (e)	20,365,000	20,119,188
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,757,199,615)		14,011,269,463

U.S. Government Agency - Mortgage Securities - 23.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 7.4%
12 month U.S. LIBOR + 1.390% 4.326% 5/1/33 (c)(d)	1,361	1,354
12 month U.S. LIBOR + 1.440% 3.945% 4/1/37 (c)(d)	16,817	16,840
12 month U.S. LIBOR + 1.460% 3.848% 1/1/35 (c)(d)	17,071	17,123
12 month U.S. LIBOR + 1.480% 3.73% 7/1/34 (c)(d)	2,178	2,193
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	32,363	32,721
12 month U.S. LIBOR + 1.560% 4.065% 3/1/37 (c)(d)	17,708	17,789
12 month U.S. LIBOR + 1.620% 3.95% 3/1/33 (c)(d)	17,232	17,292
12 month U.S. LIBOR + 1.620% 3.963% 5/1/35 (c)(d)	33,994	34,484
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (c)(d)	9,281	9,408
12 month U.S. LIBOR + 1.630% 4.24% 11/1/36 (c)(d)	112,251	113,125
12 month U.S. LIBOR + 1.630% 4.43% 7/1/35 (c)(d)	74,852	75,967
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (c)(d)	26,072	26,517
12 month U.S. LIBOR + 1.640% 5.18% 5/1/36 (c)(d)	5,483	5,540
12 month U.S. LIBOR + 1.680% 4.195% 7/1/43 (c)(d)	300,179	304,275
12 month U.S. LIBOR + 1.700% 5.188% 6/1/42 (c)(d)	36,758	37,222
12 month U.S. LIBOR + 1.710% 4.74% 3/1/36 (c)(d)	55,983	56,487
12 month U.S. LIBOR + 1.730% 4.021% 3/1/40 (c)(d)	34,830	35,267
12 month U.S. LIBOR + 1.730% 5.105% 5/1/36 (c)(d)	72,737	73,523
12 month U.S. LIBOR + 1.730% 5.467% 5/1/36 (c)(d)	27,360	27,682
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (c)(d)	52,101	53,261
12 month U.S. LIBOR + 1.750% 4.306% 7/1/35 (c)(d)	21,428	21,562
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	14,202	14,418
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (c)(d)	76,763	77,685
12 month U.S. LIBOR + 1.800% 4.069% 12/1/40 (c)(d)	1,043,406	1,063,205
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (c)(d)	29,176	29,523
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	11,910	12,165
12 month U.S. LIBOR + 1.810% 4.119% 7/1/41 (c)(d)	22,930	23,459
12 month U.S. LIBOR + 1.810% 4.304% 2/1/42 (c)(d)	45,527	46,038
12 month U.S. LIBOR + 1.820% 4.295% 2/1/35 (c)(d)	46,752	47,049
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	9,668	9,514
12 month U.S. LIBOR + 1.950% 5.496% 7/1/37 (c)(d)	79,196	80,647
6 month U.S. LIBOR + 1.310% 4.438% 5/1/34 (c)(d)	43,132	42,993
6 month U.S. LIBOR + 1.420% 3.572% 9/1/33 (c)(d)	76,342	75,946
6 month U.S. LIBOR + 1.500% 3.954% 1/1/35 (c)(d)	37,920	38,022
6 month U.S. LIBOR + 1.510% 5.523% 2/1/33 (c)(d)	192	194
6 month U.S. LIBOR + 1.530% 3.785% 12/1/34 (c)(d)	13,353	13,385
6 month U.S. LIBOR + 1.530% 3.844% 3/1/35 (c)(d)	24,171	24,230
6 month U.S. LIBOR + 1.550% 5.984% 10/1/33 (c)(d)	3,024	3,066
6 month U.S. LIBOR + 1.560% 5.603% 7/1/35 (c)(d)	2,994	3,042
6 month U.S. LIBOR + 1.740% 4.865% 12/1/34 (c)(d)	956	963
6 month U.S. LIBOR + 1.960% 4.434% 9/1/35 (c)(d)	6,011	6,085
6 month U.S. LIBOR + 2.500% 4.75% 3/1/36 (c)(d)	46,213	47,263
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	16,989	17,210
U.S. TREASURY 1 YEAR INDEX + 2.220% 4.405% 8/1/36 (c)(d)	89,725	91,409
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (c)(d)	24,494	25,052
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.405% 10/1/33 (c)(d)	30,449	31,137
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.778% 5/1/35 (c)(d)	15,182	15,461
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.708% 7/1/34 (c)(d)	36,583	37,239
1.5% 11/1/35 to 9/1/51	221,288,339	180,080,027
2% 2/1/28 to 4/1/52	695,015,073	585,392,471
2.5% 10/1/27 to 1/1/52 (f)	773,204,169	670,264,654
3% 12/1/28 to 3/1/52 (g)(h)	388,954,389	351,685,923
3.25% 12/1/41	17,925	16,562
3.4% 7/1/42 to 9/1/42	349,890	324,555
3.5% 10/1/33 to 4/1/52 (g)	258,547,185	238,621,903
3.65% 5/1/42 to 8/1/42	104,500	98,080
3.9% 4/1/42	28,334	26,946
4% 3/1/36 to 4/1/52	127,830,443	122,339,410
4.25% 11/1/41	56,249	54,360
4.5% to 4.5% 6/1/24 to 1/1/53	178,211,117	173,474,242
5% 6/1/24 to 12/1/52	162,043,090	159,942,120
5.274% 8/1/41 (c)	723,551	719,948
5.5% 12/1/23 to 6/1/53	158,802,104	158,492,387
6% to 6% 9/1/29 to 6/1/53	74,312,238	75,557,631
6.5% 12/1/23 to 4/1/37	409,034	416,974
6.684% 2/1/39 (c)	366,017	370,854
7% to 7% 9/1/23 to 7/1/37	385,487	398,290
7.5% to 7.5% 6/1/25 to 11/1/31	288,077	296,137
8% 3/1/37	8,889	9,627
TOTAL FANNIE MAE		2,721,439,133
Freddie Mac - 6.6%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (c)(d)	12,525	12,412
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (c)(d)	66,401	66,195
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (c)(d)	38,777	38,727
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (c)(d)	408,208	410,793
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (c)(d)	103,113	105,108
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (c)(d)	179,881	182,235
12 month U.S. LIBOR + 1.800% 5.624% 5/1/35 (c)(d)	78,753	79,327
12 month U.S. LIBOR + 1.860% 5.239% 4/1/36 (c)(d)	26,281	26,494
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	17,732	17,987
12 month U.S. LIBOR + 1.880% 5.255% 4/1/41 (c)(d)	4,633	4,663
12 month U.S. LIBOR + 1.900% 4.24% 10/1/42 (c)(d)	61,471	61,753
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	11,648	11,939
12 month U.S. LIBOR + 1.910% 5.22% 5/1/41 (c)(d)	36,510	36,853
12 month U.S. LIBOR + 1.910% 5.364% 6/1/41 (c)(d)	35,503	35,925
12 month U.S. LIBOR + 1.910% 5.568% 5/1/41 (c)(d)	38,046	38,419
12 month U.S. LIBOR + 2.020% 4.934% 4/1/38 (c)(d)	22,187	22,390
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	475	478
12 month U.S. LIBOR + 2.040% 4.411% 7/1/36 (c)(d)	26,131	26,746
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (c)(d)	44,871	45,585
6 month U.S. LIBOR + 1.120% 3.424% 8/1/37 (c)(d)	23,753	23,474
6 month U.S. LIBOR + 1.650% 6.179% 4/1/35 (c)(d)	55,209	55,823
6 month U.S. LIBOR + 1.880% 4.488% 10/1/36 (c)(d)	64,630	64,899
6 month U.S. LIBOR + 1.990% 4.664% 10/1/35 (c)(d)	31,363	31,504
6 month U.S. LIBOR + 2.020% 7.385% 6/1/37 (c)(d)	14,049	14,284
6 month U.S. LIBOR + 2.680% 6.988% 10/1/35 (c)(d)	29,442	30,252
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.869% 6/1/33 (c)(d)	45,989	46,267
U.S. TREASURY 1 YEAR INDEX + 2.240% 4.372% 1/1/35 (c)(d)	3,552	3,595
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.232% 6/1/33 (c)(d)	95,136	95,993
U.S. TREASURY 1 YEAR INDEX + 2.430% 4.561% 3/1/35 (c)(d)	160,931	163,994
1.5% 7/1/35 to 6/1/51	305,028,792	244,338,837
2% 6/1/35 to 4/1/52	632,369,366	532,037,344
2.5% 1/1/28 to 3/1/52 (f)	442,897,294	385,482,793
3% 12/1/30 to 3/1/52	353,208,913	317,327,611
3.5% 12/1/29 to 4/1/52 (g)	277,455,024	257,663,205
4% 1/1/36 to 10/1/52 (f)(h)	148,404,428	141,830,405
4% 4/1/48	28,085	26,806
4.5% 6/1/25 to 4/1/53 (f)	128,097,316	123,905,844
5% 8/1/33 to 4/1/53	174,866,325	172,572,883
5.5% 10/1/52 to 5/1/53	171,570,607	171,744,191
6% 7/1/28 to 7/1/53	35,898,092	36,679,308
6.5% 5/1/26 to 1/1/53	14,740,950	15,101,127
7% 3/1/26 to 9/1/36	293,573	303,866
7.5% 7/1/26 to 6/1/32	64,988	67,231
8% 7/1/24 to 4/1/32	11,241	11,636
8.5% 1/1/25 to 1/1/28	4,361	4,472
TOTAL FREDDIE MAC		2,400,851,673
Ginnie Mae - 5.7%
3% 5/15/42 to 5/20/50	17,324,709	15,564,243
3.5% 9/20/40 to 2/20/50	48,401,844	45,352,378
4% 7/15/39 to 5/20/49	53,657,194	51,499,255
4.5% 6/20/33 to 8/15/41	26,105,012	25,599,924
5.5% 7/15/33 to 9/15/39	941,777	955,251
6% to 6% 10/15/30 to 5/15/40	895,035	919,244
7% to 7% 12/15/23 to 11/15/32	833,739	853,763
7.5% to 7.5% 8/15/23 to 9/15/31	104,996	106,702
8% 12/15/23 to 11/15/29	12,615	12,838
8.5% 11/15/27 to 11/15/31	21,976	23,000
2% 10/20/50 to 4/20/51	193,725,324	163,160,800
2% 7/1/53 (i)	101,650,000	85,349,416
2% 7/1/53 (i)	135,150,000	113,477,360
2% 7/1/53 (i)	33,400,000	28,043,979
2% 7/1/53 (i)	42,500,000	35,684,704
2% 7/1/53 (i)	67,750,000	56,885,617
2% 8/1/53 (i)	66,900,000	56,239,873
2% 8/1/53 (i)	33,450,000	28,119,937
2% 8/1/53 (i)	13,400,000	11,264,788
2.5% 6/20/51 to 9/20/51	63,250,560	54,839,788
2.5% 7/1/53 (i)	105,350,000	91,172,008
2.5% 7/1/53 (i)	73,500,000	63,608,377
2.5% 7/1/53 (i)	103,350,000	89,441,167
2.5% 7/1/53 (i)	32,450,000	28,082,882
2.5% 7/1/53 (i)	71,550,000	61,920,808
2.5% 7/1/53 (i)	7,300,000	6,317,567
2.5% 7/1/53 (i)	135,800,000	117,524,050
2.5% 8/1/53 (i)	71,550,000	62,013,727
2.5% 8/1/53 (i)	143,100,000	124,027,453
3% 7/1/53 (i)	88,350,000	78,927,808
3% 7/1/53 (i)	70,025,000	62,557,100
3% 7/1/53 (i)	9,600,000	8,576,196
3% 7/1/53 (i)	25,750,000	23,003,860
3% 7/1/53 (i)	35,925,000	32,093,735
3.5% 7/1/53 (i)	83,700,000	77,232,392
3.5% 7/1/53 (i)	39,425,000	36,378,579
3.5% 7/1/53 (i)	40,025,000	36,932,216
3.5% 7/1/53 (i)	8,000,000	7,381,830
3.5% 8/1/53 (i)	90,700,000	83,712,753
4% 7/1/53 (i)	41,300,000	39,050,298
4.5% 7/1/53 (i)	17,775,000	17,150,465
4.5% 7/1/53 (i)	17,725,000	17,102,221
5% 12/15/32 to 4/20/48	11,186,734	11,172,903
5% 7/1/53 (i)	34,200,000	33,603,008
5.5% 7/1/53 (i)	87,400,000	87,015,457
6.5% 3/20/31 to 6/15/37	121,502	125,268
TOTAL GINNIE MAE		2,070,076,988
Uniform Mortgage Backed Securities - 4.2%
1.5% 7/1/38 (i)	7,000,000	6,037,651
1.5% 7/1/38 (i)	16,700,000	14,404,109
1.5% 7/1/38 (i)	18,700,000	16,129,152
1.5% 7/1/38 (i)	33,000,000	28,463,210
1.5% 7/1/53 (i)	26,000,000	20,114,676
2% 7/1/53 (i)	90,350,000	73,624,986
2% 7/1/53 (i)	90,350,000	73,624,986
2% 7/1/53 (i)	54,350,000	44,289,076
2% 7/1/53 (i)	61,500,000	50,115,514
2% 7/1/53 (i)	104,450,000	85,114,884
2% 7/1/53 (i)	50,750,000	41,355,485
2% 7/1/53 (i)	50,800,000	41,396,229
2% 8/1/53 (i)	46,800,000	38,195,184
2.5% 7/1/53 (i)	107,300,000	90,932,544
2.5% 7/1/53 (i)	71,375,000	60,487,515
2.5% 7/1/53 (i)	36,850,000	31,228,930
2.5% 7/1/53 (i)	14,000,000	11,864,451
2.5% 7/1/53 (i)	24,150,000	20,466,178
3% 7/1/38 (i)	66,500,000	62,034,625
3% 7/1/53 (i)	56,700,000	49,887,132
3% 7/1/53 (i)	49,875,000	43,882,200
3.5% 7/1/53 (i)	10,250,000	9,336,307
3.5% 7/1/53 (i)	17,100,000	15,575,692
4% 7/1/53 (i)	33,750,000	31,664,348
4% 7/1/53 (i)	51,275,000	48,106,354
4% 7/1/53 (i)	101,450,000	95,180,684
4% 7/1/53 (i)	27,725,000	26,011,675
4.5% 7/1/53 (i)	18,150,000	17,441,021
4.5% 7/1/53 (i)	17,200,000	16,528,130
5% 7/1/38 (i)	49,400,000	49,048,815
5% 7/1/38 (i)	49,425,000	49,073,638
5% 7/1/38 (i)	40,150,000	39,864,574
5% 7/1/38 (i)	40,150,000	39,864,574
5% 7/1/38 (i)	15,050,000	14,943,010
5% 7/1/38 (i)	18,125,000	17,996,149
5% 8/1/38 (i)	18,000,000	17,894,531
5% 7/1/53 (i)	16,000,000	15,675,626
5% 7/1/53 (i)	15,375,000	15,063,296
5.5% 7/1/53 (i)	57,550,000	57,273,443
5.5% 7/1/53 (i)	25,150,000	25,029,142
5.5% 7/1/53 (i)	16,175,000	16,097,271
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,521,316,997
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,215,803,379)		8,713,684,791

Asset-Backed Securities - 6.7%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	10,648,754	6,644,882
Series 2019-1 Class A, 3.844% 5/15/39 (b)	8,414,064	6,048,938
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	19,945,170	16,734,548
Class B, 4.458% 10/16/39 (b)	4,664,187	1,638,669
Series 2021-1A Class A, 2.95% 11/16/41 (b)	22,687,095	19,545,159
Series 2021-2A Class A, 2.798% 1/15/47 (b)	43,651,718	37,038,483
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	29,553,390	28,504,245
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 1/15/32 (b)(c)(d)	7,556,000	7,477,591
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 6.3903% 10/17/34 (b)(c)(d)	17,910,000	17,582,050
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 6.2404% 4/20/34 (b)(c)(d)	46,919,000	45,964,011
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.5485% 7/20/35 (b)(c)(d)	25,047,000	24,639,310
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 6.3904% 7/20/34 (b)(c)(d)	21,007,000	20,532,851
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	24,910,000	24,775,588
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	6,693,693	5,618,401
Class B, 4.335% 1/16/40 (b)	1,196,541	598,891
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 6.5803% 10/15/32 (b)(c)(d)	24,769,000	24,528,840
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3903% 7/15/34 (b)(c)(d)	26,517,000	26,106,994
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.3163% 1/15/35 (b)(c)(d)	37,068,000	36,016,826
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 6.3303% 4/15/34 (b)(c)(d)	29,947,000	29,314,250
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 6.5103% 4/17/33 (b)(c)(d)	69,645,000	68,494,047
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/36 (b)(c)(d)	17,946,000	17,561,704
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	23,400,000	23,224,570
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 6.4704% 1/20/32 (b)(c)(d)	28,600,000	28,315,001
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.2863% 1/17/35 (b)(c)(d)	38,048,000	37,283,806
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3903% 1/15/35 (b)(c)(d)	27,114,000	26,545,528
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	29,864,892	27,465,846
Class AA, 2.487% 12/16/41 (b)(c)	2,164,019	2,069,971
Series 2021-1A Class A, 2.443% 7/15/46 (b)	30,871,892	26,581,360
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 6.2503% 4/15/29 (b)(c)(d)	26,685,790	26,429,366
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	21,500,000	21,127,364
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	21,266,889	18,879,719
Class B, 5.095% 4/15/39 (b)	10,307,675	7,449,666
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	10,077,364	9,093,097
Series 2021-1A Class A, 3.474% 1/15/46 (b)	6,210,232	5,676,152
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 6.3504% 10/20/32 (b)(c)(d)	21,787,000	21,445,206
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.3685% 4/20/35 (b)(c)(d)	35,314,000	34,402,828
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (b)(c)(d)	16,882,000	16,552,058
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 1.85% 7/20/36 (b)(c)(d)	25,314,000	25,314,000
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 6.3004% 4/20/34 (b)(c)(d)	26,059,000	25,377,192
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 6.4204% 10/20/34 (b)(c)(d)	27,352,000	26,587,867
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	15,869,098	15,144,726
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	10,063,000	10,019,416
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 6.4504% 4/20/34 (b)(c)(d)	28,400,000	27,669,666
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 6.7706% 7/24/34 (b)(c)(d)	37,609,000	37,044,263
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 6.5604% 1/20/34 (b)(c)(d)	37,850,000	37,242,129
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	36,263,668	33,144,013
Discover Card Execution Note Trust Series 2023-A2 Class A, 4.93% 6/15/28	15,200,000	15,133,286
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)	20,975,400	18,326,710
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.3485% 4/20/35 (b)(c)(d)	19,817,000	19,236,124
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(c)(d)	18,048,000	17,750,894
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 6.4817% 1/18/32 (b)(c)(d)	22,160,000	21,881,205
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 6.4403% 4/17/33 (b)(c)(d)	20,000,000	19,749,420
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 10/15/35 (b)(c)(d)	23,913,000	23,410,923
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 6.5091% 2/20/35 (b)(c)(d)	14,569,000	14,262,745
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (b)(c)(d)	12,634,000	12,488,924
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 1/15/35 (b)(c)(d)	32,919,000	32,379,425
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 6.5103% 1/15/34 (b)(c)(d)	6,000,000	5,910,996
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.375% 7/19/34 (b)(c)(d)	19,090,000	18,789,562
Class AR, 3 month U.S. LIBOR + 1.080% 6.3983% 11/16/34 (b)(c)(d)	27,750,000	27,336,109
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 6.6791% 11/20/33 (b)(c)(d)	36,187,000	35,822,054
Ford Credit Auto Owner Trust:
Series 2018-2 Class B, 3.61% 1/15/30 (b)	6,400,000	6,392,847
Series 2019-1 Class A, 3.52% 7/15/30 (b)	11,685,000	11,534,515
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	31,100,000	30,744,766
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	9,961,000	9,918,810
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28	23,205,000	22,789,976
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	11,211,523	9,669,916
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	12,397,433	10,587,234
Hyundai Auto Lease Securitizat Series 2023-B Class A2A, 5.47% 9/15/25 (b)	23,378,000	23,257,666
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 6.4027% 10/22/34 (b)(c)(d)	19,246,000	18,883,117
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.3163% 4/15/35 (b)(c)(d)	46,050,000	44,644,278
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.120% 6.2754% 7/25/33 (c)(d)	638,391	622,405
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 6.4703% 1/15/33 (b)(c)(d)	13,900,000	13,770,299
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.4295% 4/19/34 (b)(c)(d)	30,470,000	29,993,541
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 6.3727% 1/22/35 (b)(c)(d)	32,026,000	31,323,510
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 6.3803% 7/15/34 (b)(c)(d)	27,800,000	27,356,979
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 6.4727% 1/22/31 (b)(c)(d)	7,913,000	7,772,449
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 6.9585% 4/22/36 (b)(c)(d)	17,468,000	17,459,161
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 6.3904% 10/20/34 (b)(c)(d)	6,442,000	6,325,928
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 6.3851% 10/25/34 (b)(c)(d)	32,900,000	32,289,508
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 6.2704% 4/20/34 (b)(c)(d)	25,147,000	24,703,960
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 6.3851% 1/25/35 (b)(c)(d)	23,616,000	23,159,078
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 6.2503% 1/15/34 (b)(c)(d)	26,100,000	25,828,847
Marlette Funding Trust:
Series 2021-3A Class A, 0.65% 12/15/31 (b)	237,494	237,106
Series 2022-1A Class A, 1.36% 4/15/32 (b)	1,826,947	1,815,826
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 6.3204% 10/20/30 (b)(c)(d)	32,849,142	32,576,724
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 6.3954% 1/25/36 (c)(d)	729,023	713,669
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.3804% 10/20/34 (b)(c)(d)	26,956,000	26,475,024
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	22,200,790	18,809,775
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	22,615,725	20,099,929
Class A2II, 4.008% 12/5/51 (b)	20,209,188	16,601,181
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	19,671,642	16,703,388
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 6.3704% 4/20/34 (b)(c)(d)	35,857,000	35,358,301
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.3263% 1/15/37 (b)(c)(d)	38,243,000	37,387,695
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	19,118,938	16,072,909
Class B, 4.335% 3/15/40 (b)(j)	2,308,845	1,619,805
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	28,285,000	26,854,579
1.884% 7/15/50 (b)	10,516,000	9,443,557
2.328% 7/15/52 (b)	8,041,000	6,878,209
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	9,603,000	8,080,934
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 6.7985% 7/20/30 (b)(c)(d)	5,641,459	5,619,694
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.3906% 4/23/35 (b)(c)(d)	39,612,000	38,731,108
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 6.2203% 4/16/31 (b)(c)(d)	16,170,000	15,968,845
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 6.3203% 7/15/32 (b)(c)(d)	3,663,000	3,612,088
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 6.245% 4/19/34 (b)(c)(d)	15,000,000	14,668,380
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 6.3304% 4/20/33 (b)(c)(d)	30,228,000	29,718,326
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 6.0104% 9/25/34 (c)(d)	50,373	48,327
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	27,606,370	23,578,048
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	28,611,051	23,863,333
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	19,142,000	19,051,342
Class A3, 4.93% 4/20/26 (b)	18,007,000	17,796,190
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 5.7789% 4/6/42 (b)(c)(d)(j)	3,641,000	2,673,084
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	546,181	544,425
Series 2021-4 Class A, 0.84% 9/20/31 (b)	6,436,901	6,324,420
3.12% 3/20/32 (b)	7,057,474	6,908,509
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME Term SOFR 3 Month Index + 2.400% 7.4485% 10/20/34 (b)(c)(d)	34,250,000	34,303,499
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28	10,900,000	10,798,645
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 6.5204% 7/20/32 (b)(c)(d)	31,233,000	30,905,178
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 6.425% 7/19/34 (b)(c)(d)	21,162,000	20,773,741
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 6.4004% 10/20/34 (b)(c)(d)	36,484,000	35,802,369
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.4103% 7/16/34 (b)(c)(d)	17,721,000	17,419,832
World Omni Auto Receivables Trust Series 2023 B:
Class A2A, 5.25% 11/16/26	10,380,000	10,319,547
Class A3, 4.66% 5/15/28	19,065,000	18,789,293
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	19,155,000	19,058,009
TOTAL ASSET-BACKED SECURITIES (Cost $2,534,615,772)		2,429,963,098

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (b)	3,799,397	3,546,280
Series 2021-E Class A1, 1.74% 12/25/60 (b)	10,463,903	8,559,320
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	13,913,842	12,532,279
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	7,572,932	7,250,689
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	15,027,873	12,708,688
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	11,231,554	10,473,070
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	8,355,606	8,083,408
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	9,767,267	9,217,081
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	17,066,009	15,978,799
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	8,479,733	8,293,294
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	19,451,275	18,227,969
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	8,973,453	8,164,187
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	8,864,407	7,981,830
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	14,008,970	12,368,802
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	9,526,000	8,950,583
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	6,053,535	5,226,107
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	9,028,569	8,685,201
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	5,870,333	5,410,899
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (c)(d)	10,299	8,976
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 5.7904% 9/25/43 (c)(d)	685,462	640,582
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	19,615,720	18,006,992
TOTAL PRIVATE SPONSOR		190,315,036
U.S. Government Agency - 1.1%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 5.9504% 2/25/32 (c)(d)	6,485	6,482
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 6.1463% 3/18/32 (c)(d)	12,126	12,192
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 6.1504% 4/25/32 (c)(d)	13,552	13,621
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 6.1504% 10/25/32 (c)(d)	16,726	16,813
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 5.9004% 1/25/32 (c)(d)	6,146	6,134
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 2.9496% 12/25/33 (c)(k)(l)	237,571	33,116
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 1.5296% 11/25/36 (c)(k)(l)	171,013	14,622
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 5.4504% 1/25/43 (c)(d)	686,322	668,161
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 5.5004% 5/25/47 (c)(d)	1,359,573	1,316,791
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 5.4504% 5/25/48 (c)(d)	777,369	750,481
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 5.4504% 6/25/48 (c)(d)	1,819,701	1,754,278
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	3,673	3,664
Series 1996-28 Class PK, 6.5% 7/25/25	2,582	2,577
Series 1999-17 Class PG, 6% 4/25/29	66,155	66,212
Series 1999-32 Class PL, 6% 7/25/29	79,471	79,675
Series 1999-33 Class PK, 6% 7/25/29	58,563	58,697
Series 1999-54 Class PH, 6.5% 11/18/29	38,189	38,152
Series 1999-57 Class PH, 6.5% 12/25/29	195,297	195,760
Series 2001-52 Class YZ, 6.5% 10/25/31	8,703	8,865
Series 2005-102 Class CO 11/25/35 (m)	37,461	31,610
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 4.1589% 8/25/35 (c)(l)	8,723	8,730
Series 2005-81 Class PC, 5.5% 9/25/35	113,299	114,655
Series 2006-12 Class BO 10/25/35 (m)	180,159	153,830
Series 2006-15 Class OP 3/25/36 (m)	234,181	195,580
Series 2006-37 Class OW 5/25/36 (m)	21,764	16,937
Series 2006-45 Class OP 6/25/36 (m)	72,155	56,817
Series 2006-62 Class KP 4/25/36 (m)	110,788	89,878
Series 2012-149:
Class DA, 1.75% 1/25/43	305,304	274,654
Class GA, 1.75% 6/25/42	336,671	300,002
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	12,202	12,314
Series 1999-25 Class Z, 6% 6/25/29	63,869	63,394
Series 2001-20 Class Z, 6% 5/25/31	73,966	74,340
Series 2001-31 Class ZC, 6.5% 7/25/31	35,247	35,334
Series 2002-16 Class ZD, 6.5% 4/25/32	29,106	29,710
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 2.3996% 11/25/32 (c)(k)(l)	59,816	1,487
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	70,641	1,873
Series 2020-101 Class BA, 1.5% 9/25/45	6,631,230	5,566,524
Series 2020-49 Class JA, 2% 8/25/44	2,483,933	2,204,198
Series 2020-80 Class BA, 1.5% 3/25/45	9,237,524	7,783,331
Series 2021-68 Class A, 2% 7/25/49	4,828,532	3,898,845
Series 2021-85 Class L, 2.5% 8/25/48	2,632,131	2,300,362
Series 2021-95:
Class 0, 2.5% 9/25/48	8,769,304	7,624,962
Class BA, 2.5% 6/25/49	12,976,574	11,284,072
Series 2021-96 Class HA, 2.5% 2/25/50	4,387,907	3,851,055
Series 2022-1 Class KA, 3% 5/25/48	4,432,895	3,968,088
Series 2022-3:
Class D, 2% 2/25/48	12,815,178	11,044,671
Class N, 2% 10/25/47	35,631,213	30,311,598
Series 2022-30 Class E, 4.5% 7/25/48	12,671,558	12,042,111
Series 2022-4 Class B, 2.5% 5/25/49	3,173,721	2,780,395
Series 2022-42 Class BA, 4% 6/25/50	13,373,000	12,649,719
Series 2022-49 Class TC, 4% 12/25/48	4,102,532	3,924,315
Series 2022-7:
Class A, 3% 5/25/48	6,303,535	5,643,351
Class E, 2.5% 11/25/47	13,027,768	11,479,226
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 1.4896% 12/25/36 (c)(k)(l)	116,057	10,681
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 1.2896% 5/25/37 (c)(k)(l)	61,810	6,622
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 5.2316% 9/25/23 (c)(l)	97	97
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 2.9496% 3/25/33 (c)(k)(l)	15,366	1,684
Series 2005-72 Class ZC, 5.5% 8/25/35	944,491	943,888
Series 2005-79 Class ZC, 5.9% 9/25/35	544,578	547,185
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 9.7174% 6/25/37 (c)(l)	50,786	60,664
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 8.6974% 7/25/37 (c)(l)	77,257	92,592
Class SB, 39.600% - 1 month U.S. LIBOR 8.6974% 7/25/37 (c)(l)	20,123	21,659
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 1.1996% 3/25/38 (c)(k)(l)	393,634	35,228
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 0.8996% 12/25/40 (c)(k)(l)	399,598	22,873
Class ZA, 4.5% 12/25/40	195,849	196,815
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	69,444	1,094
Series 2010-150 Class ZC, 4.75% 1/25/41	1,907,796	1,887,966
Series 2010-95 Class ZC, 5% 9/25/40	4,205,661	4,201,600
Series 2011-39 Class ZA, 6% 11/25/32	274,367	278,533
Series 2011-4 Class PZ, 5% 2/25/41	592,967	573,190
Series 2011-67 Class AI, 4% 7/25/26 (k)	25,173	592
Series 2011-83 Class DI, 6% 9/25/26 (k)	61	0
Series 2012-100 Class WI, 3% 9/25/27 (k)	769,779	30,507
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 1.4996% 12/25/30 (c)(k)(l)	46,569	112
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 1.3996% 6/25/41 (c)(k)(l)	75,662	494
Series 2013-133 Class IB, 3% 4/25/32 (k)	258,442	6,528
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 0.8996% 1/25/44 (c)(k)(l)	264,373	25,951
Series 2013-51 Class GI, 3% 10/25/32 (k)	246,076	14,068
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 1.5696% 6/25/35 (c)(k)(l)	324,935	22,835
Series 2015-42 Class IL, 6% 6/25/45 (k)	1,656,275	280,849
Series 2015-70 Class JC, 3% 10/25/45	1,869,811	1,747,184
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	920,416	157,497
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 1.0496% 10/25/47 (c)(k)(l)	10,320,080	1,131,726
Series 2018-3 Class SB, 6.150% - 1 month U.S. LIBOR 0.9996% 2/25/48 (c)(k)(l)	25,020,115	2,727,826
Series 2018-44 Class SA, 6.200% - 1 month U.S. LIBOR 1.0496% 6/25/48 (c)(k)(l)	5,825,568	610,618
Series 2019-67 Class SA, 6.050% - 1 month U.S. LIBOR 0.8996% 11/25/49 (c)(k)(l)	21,715,935	2,275,352
Series 2019-82 Class PI, 4% 6/25/49 (k)	6,822,437	1,115,265
Series 2020-13 Class A/S, 6.200% - 1 month U.S. LIBOR 1.0496% 8/25/48 (c)(k)(l)	8,102,632	825,024
Series 2021-59 Class H, 2% 6/25/48	2,733,390	2,258,430
Series 2021-66:
Class DA, 2% 1/25/48	2,954,118	2,447,886
Class DM, 2% 1/25/48	3,139,381	2,601,401
Series 2022-28 Class A, 2.5% 2/25/52	16,273,488	14,727,967
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)	59,171	9,429
Series 343 Class 16, 5.5% 5/25/34 (k)	55,419	8,885
Series 348 Class 14, 6.5% 8/25/34 (c)(k)	38,240	7,362
Series 351:
Class 12, 5.5% 4/25/34 (c)(k)	22,003	3,645
Class 13, 6% 3/25/34 (k)	34,405	6,187
Series 359 Class 19, 6% 7/25/35 (c)(k)	19,117	3,569
Series 384 Class 6, 5% 7/25/37 (k)	232,964	39,116
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 5.9933% 1/15/32 (c)(d)	4,866	4,862
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 6.0933% 3/15/32 (c)(d)	7,293	7,307
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 6.1933% 3/15/32 (c)(d)	6,318	6,349
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 6.0933% 6/15/31 (c)(d)	11,720	11,740
Class FG, 1 month U.S. LIBOR + 0.900% 6.0933% 3/15/32 (c)(d)	4,004	4,011
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 5.5433% 8/15/47 (c)(d)	718,249	695,875
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 5.4433% 5/15/37 (c)(d)	298,656	291,736
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	78,456	78,758
Series 2101 Class PD, 6% 11/15/28	6,961	6,984
Series 2121 Class MG, 6% 2/15/29	33,351	33,479
Series 2131 Class BG, 6% 3/15/29	234,973	236,051
Series 2137 Class PG, 6% 3/15/29	36,480	36,642
Series 2154 Class PT, 6% 5/15/29	62,659	62,939
Series 2162 Class PH, 6% 6/15/29	12,204	12,230
Series 2520 Class BE, 6% 11/15/32	117,384	119,590
Series 2693 Class MD, 5.5% 10/15/33	256,716	255,992
Series 2802 Class OB, 6% 5/15/34	87,703	88,247
Series 3002 Class NE, 5% 7/15/35	266,357	264,419
Series 3110 Class OP 9/15/35 (m)	62,298	57,399
Series 3119 Class PO 2/15/36 (m)	275,070	218,663
Series 3121 Class KO 3/15/36 (m)	40,078	32,666
Series 3123 Class LO 3/15/36 (m)	153,781	123,325
Series 3145 Class GO 4/15/36 (m)	161,717	130,288
Series 3189 Class PD, 6% 7/15/36	241,877	248,203
Series 3225 Class EO 10/15/36 (m)	81,489	64,050
Series 3258 Class PM, 5.5% 12/15/36	97,702	98,894
Series 3415 Class PC, 5% 12/15/37	113,346	111,356
Series 3806 Class UP, 4.5% 2/15/41	532,239	521,855
Series 3832 Class PE, 5% 3/15/41	1,061,487	1,053,609
Series 4135 Class AB, 1.75% 6/15/42	246,894	221,473
sequential payer:
Series 2020-5066 Class A, 1.5% 11/25/44	3,074,422	2,548,511
Series 2021-5175 Class CB, 2.5% 4/25/50	15,674,923	13,613,414
Series 2021-5180 Class KA, 2.5% 10/25/47	3,162,249	2,794,076
Series 2022-5189 Class DA, 2.5% 5/25/49	3,277,889	2,796,432
Series 2022-5190 Class BA, 2.5% 11/25/47	3,206,464	2,788,484
Series 2022-5191 Class CA, 2.5% 4/25/50	3,733,355	3,246,363
Series 2022-5197 Class DA, 2.5% 11/25/47	2,435,491	2,118,150
Series 2022-5198 Class BA, 2.5% 11/25/47	12,230,018	10,760,576
Series 2022-5202 Class LB, 2.5% 10/25/47	2,600,217	2,255,042
Series 2135 Class JE, 6% 3/15/29	12,629	12,800
Series 2274 Class ZM, 6.5% 1/15/31	23,823	23,882
Series 2281 Class ZB, 6% 3/15/30	44,845	45,029
Series 2303 Class ZV, 6% 4/15/31	24,873	25,019
Series 2357 Class ZB, 6.5% 9/15/31	188,933	191,633
Series 2502 Class ZC, 6% 9/15/32	46,642	47,519
Series 2519 Class ZD, 5.5% 11/15/32	69,294	69,913
Series 2998 Class LY, 5.5% 7/15/25	17,609	17,523
Series 3871 Class KB, 5.5% 6/15/41	1,406,001	1,442,341
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 1.4067% 2/15/36 (c)(k)(l)	82,336	6,807
Series 2013-4281 Class AI, 4% 12/15/28 (k)	151,328	2,302
Series 2017-4683 Class LM, 3% 5/15/47	2,373,241	2,216,133
Series 2017-4720 Class IO, 4% 9/15/47 (k)	8,479,627	1,622,250
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 1.0067% 8/15/47 (c)(k)(l)	5,190,349	557,658
Series 2018-4765 Class IB, 4% 3/15/48 (k)	7,661,224	1,470,715
Series 2021-5083 Class VA, 1% 8/15/38	16,483,470	15,209,207
Series 2021-5176 Class AG, 2% 1/25/47	11,853,187	10,208,673
Series 2021-5182 Class A, 2.5% 10/25/48	20,371,876	17,673,195
Series 2022-5236 Class P, 5% 4/25/48	5,289,147	5,213,715
Series 2022-5266 Class CD, 4.5% 10/25/44	12,577,861	12,235,212
Series 2933 Class ZM, 5.75% 2/15/35	1,218,329	1,244,991
Series 2935 Class ZK, 5.5% 2/15/35	958,572	974,367
Series 2947 Class XZ, 6% 3/15/35	488,693	499,588
Series 2996 Class ZD, 5.5% 6/15/35	818,455	830,252
Series 3237 Class C, 5.5% 11/15/36	1,119,428	1,116,435
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 1.4667% 11/15/36 (c)(k)(l)	352,838	30,493
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 1.5567% 3/15/37 (c)(k)(l)	526,423	49,599
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 1.5667% 4/15/37 (c)(k)(l)	742,490	82,363
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 1.3867% 6/15/37 (c)(k)(l)	231,042	24,360
Series 3949 Class MK, 4.5% 10/15/34	196,364	192,681
Series 4055 Class BI, 3.5% 5/15/31 (k)	252,911	5,546
Series 4149 Class IO, 3% 1/15/33 (k)	135,502	10,567
Series 4314 Class AI, 5% 3/15/34 (k)	67,520	1,862
Series 4427 Class LI, 3.5% 2/15/34 (k)	862,230	49,383
Series 4471 Class PA 4% 12/15/40	875,470	846,581
target amortization class Series 2156 Class TC, 6.25% 5/15/29	24,360	24,371
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 6.0933% 2/15/24 (c)(d)	763	763
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	26,723	26,781
Series 2056 Class Z, 6% 5/15/28	67,063	67,321
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 5.4933% 5/15/48 (c)(d)	1,234,969	1,188,633
sequential payer Series 2021-5159 Class GC, 2% 11/25/47	2,540,086	2,188,226
Series 4386 Class AZ, 4.5% 11/15/40	2,453,917	2,371,680
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 1.5319% 6/16/37 (c)(k)(l)	148,554	14,284
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 5.71% 3/20/60 (c)(d)(n)	1,457,020	1,450,488
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 5.49% 7/20/60 (c)(d)(n)	274,678	272,418
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 5.3939% 9/20/60 (c)(d)(n)	305,373	302,877
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 5.3939% 8/20/60 (c)(d)(n)	232,078	230,018
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 5.4739% 12/20/60 (c)(d)(n)	682,317	677,279
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 5.5939% 12/20/60 (c)(d)(n)	557,158	554,216
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 5.5939% 2/20/61 (c)(d)(n)	526,154	523,071
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 5.5839% 2/20/61 (c)(d)(n)	809,494	804,853
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 5.5939% 4/20/61 (c)(d)(n)	577,286	574,011
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 5.5939% 5/20/61 (c)(d)(n)	912,218	907,892
Class FC, 1 month U.S. LIBOR + 0.500% 5.5939% 5/20/61 (c)(d)(n)	664,017	660,605
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 5.6239% 6/20/61 (c)(d)(n)	716,965	713,494
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 5.6439% 9/20/61 (c)(d)(n)	2,085,295	2,075,429
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 5.6939% 10/20/61 (c)(d)(n)	843,198	839,971
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 5.5463% 8/20/42 (c)(d)	674,077	657,673
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 5.7939% 11/20/61 (c)(d)(n)	806,847	804,408
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 5.7939% 1/20/62 (c)(d)(n)	423,659	422,423
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 5.7239% 1/20/62 (c)(d)(n)	762,882	759,874
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 5.7239% 3/20/62 (c)(d)(n)	369,929	368,227
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 4.8715% 5/20/61 (c)(d)(n)	13,212	13,013
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 5.6139% 10/20/62 (c)(d)(n)	16,905	16,804
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 5.4539% 3/20/63 (c)(d)(n)	22,840	22,645
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 5.6939% 1/20/64 (c)(d)(n)	424,701	422,940
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 5.6939% 12/20/63 (c)(d)(n)	2,053,333	2,048,275
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 5.5939% 6/20/64 (c)(d)(n)	595,410	592,361
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 4.7382% 3/20/65 (c)(d)(n)	10,994	10,929
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 4.9094% 5/20/63 (c)(d)(n)	10,342	10,130
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 4.9327% 4/20/63 (c)(d)(n)	18,649	18,323
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 4.5896% 12/20/62 (c)(d)(n)	40,254	39,254
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 5.6566% 10/20/49 (c)(d)	1,715,272	1,671,383
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 5.5963% 2/20/49 (c)(d)	3,530,449	3,461,698
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 0% 12/20/40 (c)(l)	1,508,665	1,209,165
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	50,618	3,306
Series 2016-69 Class WA, 3% 2/20/46	704,282	643,597
Series 2017-134 Class BA, 2.5% 11/20/46	378,781	336,103
Series 2017-153 Class GA, 3% 9/20/47	3,270,147	2,950,701
Series 2017-182 Class KA, 3% 10/20/47	2,560,758	2,312,317
Series 2018-13 Class Q, 3% 4/20/47	3,248,278	2,967,581
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	413,170	403,352
Series 2010-160 Class DY, 4% 12/20/40	3,098,797	2,983,905
Series 2010-170 Class B, 4% 12/20/40	687,441	661,936
Series 2017-139 Class BA, 3% 9/20/47	7,382,391	6,655,094
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 1.3419% 5/16/34 (c)(k)(l)	86,231	5,635
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 2.0419% 8/17/34 (c)(k)(l)	84,505	8,750
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 9.2512% 6/16/37 (c)(l)	3,394	3,771
Series 2010-116 Class QB, 4% 9/16/40	236,486	228,466
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 0.7919% 2/16/40 (c)(k)(l)	554,425	28,471
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 5.49% 5/20/60 (c)(d)(n)	796,653	790,344
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 0.9537% 7/20/41 (c)(k)(l)	287,205	25,433
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 1.5419% 6/16/42 (c)(k)(l)	324,343	28,057
Series 2013-149 Class MA, 2.5% 5/20/40	2,251,060	2,139,993
Series 2014-2 Class BA, 3% 1/20/44	6,142,038	5,561,295
Series 2014-21 Class HA, 3% 2/20/44	2,288,735	2,077,563
Series 2014-25 Class HC, 3% 2/20/44	3,879,582	3,507,597
Series 2014-5 Class A, 3% 1/20/44	3,319,052	3,007,435
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)	31,664	29,437
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.22% 5/20/66 (c)(d)(n)	3,486,230	3,474,693
Series 2017-186 Class HK, 3% 11/16/45	3,341,828	3,020,174
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.07% 8/20/66 (c)(d)(n)	4,585,689	4,562,182
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3029% 5/20/65 (c)(n)	88,429	85,850
TOTAL U.S. GOVERNMENT AGENCY		386,624,815
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $619,631,577)		576,939,851

Commercial Mortgage Securities - 6.0%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.297% 1/15/39 (b)(c)(d)	20,613,000	20,035,100
Class B, CME Term SOFR 1 Month Index + 1.550% 6.697% 1/15/39 (b)(c)(d)	3,893,000	3,760,814
Class C, CME Term SOFR 1 Month Index + 2.150% 7.297% 1/15/39 (b)(c)(d)	2,780,000	2,669,148
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,000,000	34,822,326
Class ANM, 3.112% 11/5/32 (b)	17,278,000	15,716,402
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	3,878,000	3,268,695
Class CNM, 3.8425% 11/5/32 (b)(c)	1,604,000	1,274,859
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	4,324,000	3,964,384
Series 2018-BN10:
Class A4, 3.428% 2/15/61	10,090,573	9,223,219
Class A5, 3.688% 2/15/61	17,800,000	16,408,298
Series 2018-BN14 Class A4, 4.231% 9/15/60	30,445,000	28,667,916
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	2,436,914
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	5,700,000	5,673,171
Class A3, 6.26% 4/15/56	17,600,000	17,888,946
Series 2020-BN25 Class XB, 0.532% 1/15/63 (c)(k)	31,293,000	750,525
Series 2021-BN33 Class XA, 1.1689% 5/15/64 (c)(k)	14,132,183	783,969
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,014,832
Series 2019-B14 Class XA, 0.9002% 12/15/62 (c)(k)	108,297,931	3,204,557
Series 2020-B17 Class XA, 1.5373% 3/15/53 (c)(k)	109,542,754	6,100,677
Series 2020-B18 Class XA, 1.9126% 7/15/53 (c)(k)	51,010,218	3,679,260
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.3115% 11/15/28 (b)(c)(d)	15,266,000	15,184,098
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.045% 4/15/37 (b)(c)(d)	76,026,000	73,745,410
Class B, CME Term SOFR 1 Month Index + 2.440% 7.594% 4/15/37 (b)(c)(d)	19,373,000	18,858,451
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 5.8831% 10/15/36 (b)(c)(d)	37,043,000	35,927,595
Class B, 1 month U.S. LIBOR + 0.890% 6.0928% 10/15/36 (b)(c)(d)	5,541,000	5,335,925
Class C, 1 month U.S. LIBOR + 1.090% 6.2926% 10/15/36 (b)(c)(d)	7,417,000	7,091,325
Class D, 1 month U.S. LIBOR + 1.290% 6.4923% 10/15/36 (b)(c)(d)	7,201,000	6,823,842
Class E, 1 month U.S. LIBOR + 1.940% 7.1415% 10/15/36 (b)(c)(d)	25,035,000	23,841,577
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 5.8453% 5/15/38 (b)(c)(d)	31,100,000	30,297,222
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.1599% 2/15/39 (b)(c)(d)	38,925,535	37,733,211
Class B, CME Term SOFR 1 Month Index + 1.310% 6.4593% 2/15/39 (b)(c)(d)	14,618,429	14,017,345
Class C, CME Term SOFR 1 Month Index + 1.560% 6.7087% 2/15/39 (b)(c)(d)	14,618,429	13,837,867
Class D, CME Term SOFR 1 Month Index + 1.960% 7.1078% 2/15/39 (b)(c)(d)	14,618,429	13,896,262
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.1375% 11/15/32 (b)(c)(d)	1,291,448	1,282,484
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 6.493% 4/15/34 (b)(c)(d)	15,742,000	15,431,815
Class C, 1 month U.S. LIBOR + 1.600% 6.793% 4/15/34 (b)(c)(d)	10,407,000	10,182,101
Class D, 1 month U.S. LIBOR + 1.900% 7.093% 4/15/34 (b)(c)(d)	10,925,000	10,675,026
floater sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 6.193% 4/15/34 (b)(c)(d)	29,901,000	29,577,863
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.3415% 10/15/36 (b)(c)(d)	16,514,650	16,363,445
Class C, CME Term SOFR 1 Month Index + 1.360% 6.5115% 10/15/36 (b)(c)(d)	14,991,450	14,830,530
Class D, CME Term SOFR 1 Month Index + 1.560% 6.7115% 10/15/36 (b)(c)(d)	24,294,700	24,003,244
Class E, CME Term SOFR 1 Month Index + 1.910% 7.0615% 10/15/36 (b)(c)(d)	29,835,850	29,421,418
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 5.8289% 10/15/26 (b)(c)(d)	9,100,000	8,817,426
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.312% 10/15/39 (b)(c)(d)	20,703,000	20,670,542
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.638% 4/15/37 (b)(c)(d)	35,970,641	35,419,866
Class B, CME Term SOFR 1 Month Index + 1.940% 7.087% 4/15/37 (b)(c)(d)	18,336,466	18,005,201
Class C, CME Term SOFR 1 Month Index + 2.290% 7.437% 4/15/37 (b)(c)(d)	4,137,745	4,034,637
Class D, CME Term SOFR 1 Month Index + 2.830% 7.986% 4/15/37 (b)(c)(d)	3,464,755	3,321,493
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.1815% 10/15/36 (b)(c)(d)	65,057,575	64,652,930
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 6.263% 12/15/37 (b)(c)(d)	11,218,000	11,117,501
CD Mortgage Trust sequential payer Series 2017-CD5 Class A3, 3.171% 8/15/50	14,100,000	12,797,603
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	64,636,420	57,992,358
Class A2, 1.99% 7/15/60 (b)	25,092,159	20,949,097
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	46,851,895	40,579,068
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 6.1433% 11/15/36 (b)(c)(d)	12,876,000	12,681,008
Class B, 1 month U.S. LIBOR + 1.250% 6.4433% 11/15/36 (b)(c)(d)	6,900,000	6,760,684
CHC Commercial Mortgage Trust floater Series 2019-CHC Class C, 1 month U.S. LIBOR + 1.750% 6.943% 6/15/34 (b)(c)(d)	3,637,876	3,545,773
Citigroup Commercial Mortgage Trust:
Series 2013-GC17 Class A/S, 4.544% 11/10/46	7,000,000	6,908,875
Series 2019-GC41 Class XA, 1.1684% 8/10/56 (c)(k)	51,408,699	2,129,487
Citigroup Commercial Mtg Trust 2018-C6 sequential payer Series 2018-C6 Class A3, 4.145% 11/10/51	1,000,000	932,508
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,493,000	5,359,691
Series 2015 LC19 Class A3, 2.922% 2/10/48	29,533,155	28,371,055
Series 2015-DC1 Class A4, 3.078% 2/10/48	32,500,000	31,612,103
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 6.173% 5/15/36 (b)(c)(d)	50,115,319	49,865,144
Class C, 1 month U.S. LIBOR + 1.430% 6.623% 5/15/36 (b)(c)(d)	7,119,288	7,042,478
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	8,457,719	7,564,499
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	18,322,000	17,669,823
Class B, 4.5349% 4/15/36 (b)	5,603,000	5,354,806
Class C, 4.9414% 4/15/36 (b)(c)	3,781,000	3,605,261
Class D, 4.9414% 4/15/36 (b)(c)	7,560,000	7,131,558
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 5.895% 11/15/38 (b)(c)(d)	51,838,000	50,309,779
Class B, 1 month U.S. LIBOR + 1.120% 6.3142% 11/15/38 (b)(c)(d)	6,300,000	6,102,423
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 6.274% 7/15/38 (b)(c)(d)	16,048,163	15,730,931
Class B, 1 month U.S. LIBOR + 1.380% 6.574% 7/15/38 (b)(c)(d)	9,140,090	8,916,403
Class C, 1 month U.S. LIBOR + 1.700% 6.894% 7/15/38 (b)(c)(d)	6,738,455	6,556,634
Class D, 1 month U.S. LIBOR + 2.250% 7.444% 7/15/38 (b)(c)(d)	13,626,290	13,241,530
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	3,178,000	3,043,434
Series 2015-K051 Class A2, 3.308% 9/25/25	5,028,000	4,833,422
Series 2016-K054 Class A2, 2.745% 1/25/26	14,550,957	13,761,879
Series 2018-K731 Class A2, 3.6% 2/25/25	6,235,518	6,046,465
Series 2020-K115 Class A2, 1.383% 6/25/30	1,773,000	1,439,965
Series 2021-K124 Class A2, 1.658% 12/25/30	385,000	315,046
Series 2021-K126 Class A2, 2.074% 1/25/31	38,290,000	32,313,609
Series 2021-K127 Class A2, 2.108% 1/25/31	25,340,000	21,417,900
Series 2021-K136 Class A2, 2.127% 11/25/31	2,700,000	2,254,851
Series 2022-150 Class A2, 3.71% 9/25/32	18,100,000	17,035,792
Series 2022-K141 Class A2, 2.25% 2/25/32	5,892,000	4,953,204
Series 2022-K142 Class A2, 2.4% 3/25/32	28,255,000	24,040,558
Series 2022-K143 Class A2, 2.35% 3/25/32	2,400,000	2,039,237
Series 2022-K144 Class A2, 2.45% 4/25/32	31,328,000	26,732,333
Series 2022-K145 Class A2, 2.58% 5/25/32	1,300,000	1,121,171
Series 2022-K146 Class A2, 2.92% 6/25/32	12,289,000	10,867,463
Series 2022-K147 Class A2, 3% 6/25/32	15,400,000	13,704,277
Series 2022-K149 Class A2, 3.53% 8/25/32	10,600,000	9,856,056
Series 2022-K750 Class A2, 3% 9/25/29	15,900,000	14,630,455
Series 2023-K751 Class A2, 4.412% 3/25/30	5,100,000	5,054,747
Series 2020-K119 Class A2, 1.566% 9/25/30	1,165,000	952,794
Series 2022 K748 Class A2, 2.26% 1/25/29	23,334,000	20,699,834
Series K047 Class A2, 3.329% 5/25/25	23,685,977	22,818,627
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	14,020,584	13,490,369
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 7.143% 9/15/31 (b)(c)(d)	5,640,456	5,525,616
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 6.143% 10/15/36 (b)(c)(d)	21,765,000	20,468,986
Class B, 1 month U.S. LIBOR + 1.150% 6.343% 10/15/36 (b)(c)(d)	3,364,000	3,109,930
Class C, 1 month U.S. LIBOR + 1.550% 6.743% 10/15/36 (b)(c)(d)	2,773,000	2,526,644
sequential payer:
Series 2017-GS6 Class A2, 3.164% 5/10/50	2,762,505	2,540,073
Series 2019-GC38 Class A3, 3.703% 2/10/52	1,100,000	1,008,444
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	4,365,407	4,105,482
Series 2013-GC16 Class A/S, 4.649% 11/10/46	3,955,000	3,917,973
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.6356% 8/15/39 (b)(c)(d)	54,074,000	54,073,941
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.7435% 4/15/37 (b)(c)(d)	13,636,525	12,977,277
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A4, 3.4927% 8/15/47	4,528,985	4,430,574
Series 2013-C14 Class A/S, 4.4093% 8/15/46	1,052,561	1,044,666
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016 JP4 Class A3, 3.3928% 12/15/49	13,946,510	12,883,893
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 6.443% 9/15/29 (b)(c)(d)	12,313,855	11,406,745
Series 2013-C16 Class A/S, 4.5169% 12/15/46	2,784,000	2,753,791
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	3,450,000	2,956,549
Class DFX, 5.3503% 7/5/33 (b)	5,907,000	4,944,023
Class EFX, 5.3635% 7/5/33 (b)(c)	7,262,000	5,969,168
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.4422% 5/15/39 (b)(c)(d)	57,498,000	56,258,424
Class B, CME Term SOFR 1 Month Index + 1.790% 6.9409% 5/15/39 (b)(c)(d)	33,561,000	32,782,546
Class C, CME Term SOFR 1 Month Index + 2.090% 7.2401% 5/15/39 (b)(c)(d)	19,262,000	18,718,629
Class D, CME Term SOFR 1 Month Index + 2.540% 7.6889% 5/15/39 (b)(c)(d)	17,119,000	16,287,869
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 5.9615% 3/15/38 (b)(c)(d)	23,546,067	22,939,916
Class B, CME Term SOFR 1 Month Index + 0.990% 6.1415% 3/15/38 (b)(c)(d)	7,331,974	7,111,006
Class C, CME Term SOFR 1 Month Index + 1.210% 6.3615% 3/15/38 (b)(c)(d)	4,613,079	4,440,749
Class D, CME Term SOFR 1 Month Index + 1.510% 6.6615% 3/15/38 (b)(c)(d)	6,416,829	6,167,051
Class E, CME Term SOFR 1 Month Index + 1.860% 7.0115% 3/15/38 (b)(c)(d)	5,605,879	5,356,001
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 5.893% 7/15/38 (b)(c)(d)	17,747,000	17,279,249
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	25,898,504	24,179,838
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 6.443% 8/15/33 (b)(c)(d)	618,400	493,644
Class C, 1 month U.S. LIBOR + 1.500% 6.693% 8/15/33 (b)(c)(d)(j)	1,488,800	1,069,322
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	42,970,000	39,893,644
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	11,019,195
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	5,415,000	4,968,169
Class C, 3.283% 11/10/36 (b)(c)	5,196,000	4,668,749
Series 2021-L6 Class XA, 1.3389% 6/15/54 (c)(k)	48,377,621	2,866,316
MSCCG Trust floater Series 2018-SELF Class A, 1 month U.S. LIBOR + 0.900% 6.094% 10/15/37 (b)(c)(d)	5,104,887	5,045,408
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 6.6066% 12/15/37 (b)(c)(d)(j)	1,920,692	1,914,715
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	466,586	469,680
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 5.994% 4/15/36 (b)(c)(d)	12,400,000	12,027,361
Sfs Auto Receivables Securitiz sequential payer Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	13,370,000	13,352,217
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.147% 2/15/39 (b)(c)(d)	9,333,000	8,835,229
Class C, CME Term SOFR 1 Month Index + 2.650% 7.797% 2/15/39 (b)(c)(d)	4,854,000	4,579,222
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 5.7696% 7/15/36 (b)(c)(d)	12,500,000	12,123,479
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 5.9241% 11/15/38 (b)(c)(d)	35,261,000	34,249,873
Class B, 1 month U.S. LIBOR + 1.070% 6.2731% 11/15/38 (b)(c)(d)	20,195,000	19,586,983
Class C, 1 month U.S. LIBOR + 1.320% 6.5223% 11/15/38 (b)(c)(d)	12,543,000	12,082,772
Class D, 1 month U.S. LIBOR + 1.570% 6.7715% 11/15/38 (b)(c)(d)	8,243,000	7,917,289
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	29,470,000	22,986,971
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,400,000	1,080,102
Class X, 0.5162% 10/10/42 (b)(c)(k)	40,100,000	1,010,729
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 6.393% 5/15/31 (b)(c)(d)	19,889,000	18,962,996
sequential payer:
Series 2014-LC16 Class A5, 3.817% 8/15/50	20,480,000	19,870,853
Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	15,441,797
Series 2018-C46 Class XA, 1.0867% 8/15/51 (c)(k)	41,989,925	1,043,462
Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	12,953,727
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	6,563,146	6,149,361
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2014 C19 Class A5, 4.101% 3/15/47	7,809,235	7,684,380
Series 2014-C24 Class A4, 3.343% 11/15/47	27,181,000	26,011,586
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,291,575,245)		2,199,400,015

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	20,175,000	19,826,118
Series 2010-1, 6.63% 2/1/35	42,396,922	44,244,805
Series 2010-3:
6.725% 4/1/35	36,535,385	38,359,110
7.35% 7/1/35	17,006,786	18,328,727
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,466,000	34,871,039
TOTAL MUNICIPAL SECURITIES (Cost $165,648,760)		155,629,799

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Panamanian Republic 3.298% 1/19/33	50,825,000	42,281,826
State of Qatar 4.4% 4/16/50 (b)	13,195,000	11,977,761
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $64,020,000)		54,259,587

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (c)	23,162,000	21,177,187
KeyBank NA 6.95% 2/1/28	850,000	787,826
Regions Bank 6.45% 6/26/37	30,566,000	30,073,998
TOTAL BANK NOTES (Cost $58,654,765)		52,039,011

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (o) (Cost $64,627,286)	64,618,585	64,631,508

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 2.8625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/05/28	88,100,000	3,825,251
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.07% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	33,400,000	1,334,101

TOTAL PUT OPTIONS			5,159,352
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 2.8625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/05/28	88,100,000	3,100,968
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.07% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	33,400,000	1,325,847

TOTAL CALL OPTIONS			4,426,815
TOTAL PURCHASED SWAPTIONS (Cost $9,939,320)			9,586,167

TOTAL INVESTMENT IN SECURITIES - 108.1% (Cost $43,092,261,649)	39,379,554,528
NET OTHER ASSETS (LIABILITIES) - (8.1)%	(2,936,852,353)
NET ASSETS - 100.0%	36,442,702,175

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 7/1/53	(66,900,000)	(56,171,923)
2% 7/1/53	(13,400,000)	(11,251,177)
2% 7/1/53	(33,450,000)	(28,085,961)
2.5% 7/1/53	(71,550,000)	(61,920,808)
2.5% 7/1/53	(143,100,000)	(123,841,616)
2.5% 7/1/53	(71,550,000)	(61,920,808)
2.5% 7/1/53	(7,300,000)	(6,317,567)
2.5% 7/1/53	(135,800,000)	(117,524,050)
3.5% 7/1/53	(90,700,000)	(83,691,493)

TOTAL GINNIE MAE		(550,725,403)

Uniform Mortgage Backed Securities
1.5% 7/1/38	(26,500,000)	(22,856,820)
1.5% 7/1/38	(15,900,000)	(13,714,092)
1.5% 7/1/38	(33,000,000)	(28,463,210)
2% 7/1/53	(59,900,000)	(48,811,695)
2% 7/1/53	(33,800,000)	(27,543,160)
2% 7/1/53	(25,200,000)	(20,535,137)
2% 7/1/53	(46,800,000)	(38,136,684)
2% 7/1/53	(25,200,000)	(20,535,137)
2.5% 7/1/53	(7,900,000)	(6,694,940)
2.5% 7/1/53	(24,200,000)	(20,508,551)
2.5% 7/1/53	(2,475,000)	(2,097,465)
2.5% 7/1/53	(24,150,000)	(20,466,178)
2.5% 7/1/53	(12,450,000)	(10,550,887)
2.5% 7/1/53	(24,150,000)	(20,466,178)
3% 7/1/38	(33,000,000)	(30,784,100)
3% 7/1/38	(33,100,000)	(30,877,385)
3% 7/1/53	(8,800,000)	(7,742,624)
3% 7/1/53	(18,100,000)	(15,925,169)
3.5% 7/1/53	(21,000,000)	(19,128,043)
4% 7/1/53	(16,200,000)	(15,198,887)
4% 7/1/53	(3,300,000)	(3,096,070)
4% 7/1/53	(30,700,000)	(28,802,829)
4% 7/1/53	(4,500,000)	(4,221,913)
4% 7/1/53	(12,500,000)	(11,727,536)
4% 7/1/53	(13,900,000)	(13,041,020)
5% 7/1/38	(18,000,000)	(17,872,038)
5% 7/1/53	(10,000,000)	(9,797,266)
5% 7/1/53	(12,300,000)	(12,050,637)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(521,645,651)

TOTAL TBA SALE COMMITMENTS (Proceeds $(1,076,123,279))		(1,072,371,054)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	801	Sep 2023	162,878,344	(1,201,103)	(1,201,103)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	31	Sep 2023	4,222,781	47,397	47,397

TOTAL PURCHASED					(1,153,706)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	5,450	Sep 2023	611,847,656	10,946,202	10,946,202
CBOT 5-Year U.S. Treasury Note Contracts (United States)	766	Sep 2023	82,033,813	1,497,942	1,497,942
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,004	Sep 2023	127,413,875	113,508	113,508

TOTAL SOLD					12,557,652

TOTAL FUTURES CONTRACTS					11,403,946
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,070,000	159,783	(110,189)	49,594
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	17,690,000	280,691	(161,587)	119,104
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	207,860	(213,489)	(5,629)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	16,000,000	253,875	(108,692)	145,183
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,240,000	363,242	(333,685)	29,557
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	2,700,000	790,930	(726,193)	64,737
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	2,480,000	726,484	(725,247)	1,237
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	2,550,000	746,990	(789,569)	(42,579)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,200,000	937,399	(827,921)	109,478

TOTAL BUY PROTECTION							4,467,254	(3,996,572)	470,682
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	36,460,000	(578,518)	841,909	263,391
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	20,930,000	(332,101)	497,032	164,931
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	3,930,000	(105,724)	103,361	(2,363)
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	7,400,000	(246,376)	297,707	51,331
CMBX N.A. AAA Index Series 16	NR	Apr 2065	Goldman Sachs & Co. LLC	0.5%	Monthly	7,400,000	(246,376)	307,083	60,707

TOTAL SELL PROTECTION							(1,509,095)	2,047,092	537,997
TOTAL CREDIT DEFAULT SWAPS							2,958,159	(1,949,480)	1,008,679

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Sep 2028	95,839,000	(947,149)	0	(947,149)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Sep 2030	34,624,000	(232,578)	0	(232,578)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Sep 2053	2,611,000	19,500	0	19,500
TOTAL INTEREST RATE SWAPS							(1,160,227)	0	(1,160,227)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,412,606,410 or 14.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for open options and bi-lateral over the counter (OTC) swaps.  At period end, the value of securities pledged amounted to $608,279.

(f)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $14,607,081.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,076,714.
(h)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,781,488.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Level 3 security
(k)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(m)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,417,241,852	6,747,383,068	8,099,993,412	47,213,557	-	-	64,631,508	0.2%
Fidelity Securities Lending Cash Central Fund 5.14%	689,247,474	8,596,508,134	9,285,755,608	635,115	-	-	-	0.0%
Total	2,106,489,326	15,343,891,202	17,385,749,020	47,848,672	-	-	64,631,508

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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